Stockholders' Equity (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Jun. 12, 2015	Jun. 01, 2015	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Discount on issuance of convertible notes			$ 810,752		$ 1,142,949	$ 1,118,979
Common shares issued for conversion of notes (in shares)					402,450	157,918
Common shares issued for conversion of notes			$ 37,047		$ 126,849	$ 315,835
Common shares issued for conversion of notes to related party					$ 330,349
Preferred stock, authorized			20,000,000		20,000,000	20,000,000
Preferred stock, par value (in dollars per share)			$ 0.0010		$ 0.0010	$ 0.0010
Preferred stock, issued			1,000,000		1,000,000	1,000,000
Number of common shares issued upon conversion					148,669,051
Debt amount converted			$ 31,436	$ 120,000	$ 126,849	$ 315,835
Bloise International Corporation [Member]
Number of common shares issued upon conversion		825,872
Debt amount converted		$ 330,349
Common Stock [Member]
Discount on issuance of convertible notes
Common shares issued for conversion of notes (in shares)			1,758,329		402,450	157,918
Common shares issued for conversion of notes			$ 1,758		$ 403	$ 158
Common shares issued for conversion of notes to related party (in shares)					825,872
Common shares issued for conversion of notes to related party					$ 826
Common Stock [Member] | Bloise [Member]
Common shares issued for conversion of notes to related party (in shares)					825,872
Common shares issued for conversion of notes to related party					$ 330,349
Series E Preferred Stock [Member]
Discount on issuance of convertible notes
Common shares issued for conversion of notes (in shares)
Common shares issued for conversion of notes
Common shares issued for conversion of notes to related party
Preferred stock, authorized	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.001
Series E Preferred Stock [Member] | Bloise [Member]
Number of common shares issued upon conversion	1,275,872
Percentage of common stock outstanding	62.00%
Debt amount converted	$ 140,000
Series E Preferred Stock [Member] | Bloise International Corporation [Member]
Preferred stock, issued	1,000,000